UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2008


[USAA
EAGLE
LOGO (R)]


PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2008



                                                                      (FORM N-Q)

88397-1108                                   (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               EQUITY SECURITIES (90.1%)

               COMMON STOCKS (77.0%)

               CONSUMER DISCRETIONARY (7.6%)
               -----------------------------
               ADVERTISING (0.0%)
          800  WPP Group plc  (a),(b)                            $            6
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
        1,800  Fossil, Inc.  *(b)                                             51
        1,100  Jones Apparel Group, Inc. (b)                                  20
          738  Swatch Group Ltd.  (a),(b)                                     24
        1,400  Warnaco Group, Inc.  *(b)                                      64
                                                                 ---------------
                                                                             159
                                                                 ---------------
               APPAREL RETAIL (0.8%)
        1,500  Aeropostale, Inc.  *(b)                                        48
        3,200  Buckle, Inc.  (b)                                             178
          600  Fast Retailing Co.  (a),(b)                                    61
        6,300  Gap, Inc.  (b)                                                112
        4,400  TJX Companies, Inc.  (b)                                      134
        1,300  Under Armour, Inc.  *(b)                                       41
                                                                 ---------------
                                                                             574
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
        2,000  BorgWarner, Inc.  (b)                                          66
        3,900  Tachi-S Co. Ltd.  (a),(b)                                      34
        4,700  Teikoku Piston Ring Co., Ltd.  (a),(b)                         24
          500  Unipres Corp.  (a), (b)                                         5
        3,400  WABCO Holdings, Inc.  (b)                                     121
                                                                 ---------------
                                                                             250
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.6%)
        1,282  Daimler AG  (a),(b)                                            65
        2,903  Fiat S.p.A.  (a),(b)                                           39
        2,100  Honda Motor Co. Ltd.  (a),(b)                                  62
        2,000  Isuzu Motors  (a),(b)                                           5
        8,000  Mazda Motor Corp.  (a),(b)                                     32
        4,700  Nissan Motor Co. Ltd.  (a),(b)                                 32
          552  Renault S.A.  (a),(b)                                          36
          178  Societe Fonciere, Financiere et de Participations (a),(b)      12
        2,500  Toyota Motor Corp.  (a),(b)                                   106
           54  Volkswagen AG  (a),(b)                                          7
                                                                 ---------------
                                                                             396
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.1%)
        1,400  Advance Auto Parts, Inc. (b)                                   56
                                                                 ---------------
               BROADCASTING (1.7%)
        8,400  Belo Corp.  (b)                                                50
       13,100  CBS Corp. "B"  (b)                                            191
       20,800  Comcast Corp. "A"  (b)                                        408
        7,000  DIRECTV Group, Inc.  *(b)                                     183
        5,700  DISH Network Corp. "A"  *(b)                                  120
================================================================================
1  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        6,600  Liberty Global, Inc. "A"  *(b)                     $          200
        3,800  RCN Corp.  *(b)                                                47
        2,380  USEN Corp.  *(a), (b)                                           4
                                                                 ---------------
                                                                           1,203
                                                                 ---------------
               CABLE & SATELLITE (0.0%)
          300  SES  (a),(b)                                                    6
                                                                 ---------------
               CASINOS & GAMING (0.2%)
        1,773  Aristocrat Leisure, Ltd.  (a), (b)                              9
        1,300  Bally Technologies, Inc.  *(b)                                 39
        1,958  OPAP S.A.  (a),(b)                                             60
        5,380  Tabcorp Holdings Ltd.  (a),(b)                                 35
        3,200  William Hill plc  (a),(b)                                      14
                                                                 ---------------
                                                                             157
                                                                 ---------------
               CATALOG RETAIL (0.0%)
          950  Belluna Co., Ltd.  (a), (b)                                     4
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
        2,800  Best Buy Co., Inc.  (b)                                       105
        3,000  JB Hi-Fi Ltd.  (a),(b)                                         30
        8,300  RadioShack Corp.  (b)                                         143
                                                                 ---------------
                                                                             278
                                                                 ---------------
               CONSUMER ELECTRONICS (0.1%)
        4,000  Matsushita Electric Industrial Co. Ltd.  (a),(b)               69
                                                                 ---------------
               DEPARTMENT STORES (0.2%)
        3,600  Isetan Mitsukoshi Holdings Ltd.  *(a),(b)                      42
        6,300  Macy's, Inc.  (b)                                             113
           50  PPR  (a), (b)                                                   5
                                                                 ---------------
                                                                             160
                                                                 ---------------
               EDUCATION SERVICES (0.1%)
        2,300  Corinthian Colleges, Inc.  *(b)                                34
                                                                 ---------------
               FOOTWEAR (0.1%)
          400  Deckers Outdoor Corp.  *(b)                                    42
          300  NIKE, Inc. "B"  (b)                                            20
       11,000  Yue Yuen Industrial Holdings, Ltd.  (a),(b)                    30
                                                                 ---------------
                                                                              92
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (0.0%)
          600  DCM Japan Holdings Co., Ltd.  (a), (b)                          4
        1,200  Lowe's Companies, Inc.  (b)                                    29
                                                                 ---------------
                                                                              33
                                                                 ---------------
               HOMEBUILDING (0.1%)
          100  NVR, Inc.  *(b)                                                57
        2,000  PanaHome Corp.  (a),(b)                                        11
                                                                 ---------------
                                                                              68
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        2,000  Carnival Corp.  (b)                                            71
        1,600  Gaylord Entertainment Co.  *(b)                                47
                                                                 ---------------
                                                                             118
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        1,500  Makita Corp.  (a),(b)                                          31
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        1,600  Tupperware Brands Corp.  (b)                                   44
                                                                 ---------------
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INTERNET RETAIL (0.2%)
          900  Amazon.com, Inc.  *(b)                             $           66
        1,200  Netflix, Inc.  *(b)                                            37
                                                                 ---------------
                                                                             103
                                                                 ---------------
               LEISURE PRODUCTS (0.2%)
        3,800  Brunswick Corp.  (b)                                           48
        1,000  Hasbro, Inc.  (b)                                              35
        1,000  Mizuno Corp.  (a),(b)                                           5
        1,300  Polaris Industries, Inc.  (b)                                  59
                                                                 ---------------
                                                                             147
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.3%)
        1,500  Marvel Entertainment, Inc.  *(b)                               51
       10,900  Time Warner, Inc.  (b)                                        143
          600  Vivendi S.A.  (a),(b)                                          19
                                                                 ---------------
                                                                             213
                                                                 ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        1,000  Nikon Corp.  (a),(b)                                           24
                                                                 ---------------
               PUBLISHING (0.2%)
        7,500  Eniro AB  (a),(b)                                              26
        1,000  Euromoney Institutional Investor plc  (a),(b)                   6
        1,400  Global Sources Ltd.  *(b)                                      14
          991  Lagardere SCA  (a),(b)                                         45
          300  Morningstar, Inc.  *(b)                                        17
        1,000  United Business Media Ltd.  (a),(b)                             9
                                                                 ---------------
                                                                             117
                                                                 ---------------
               RESTAURANTS (1.0%)
        3,300  CEC Entertainment, Inc.  *(b)                                 110
          300  Darden Restaurants, Inc.  (b)                                   9
        7,300  McDonald's Corp.  (b)                                         450
        1,400  Panera Bread Co. "A"  *(b)                                     71
          800  Yum! Brands, Inc. (b)                                          26
                                                                 ---------------
                                                                             666
                                                                 ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
        1,600  Sotheby's Holdings, Inc. "A"  (b)                              32
                                                                 ---------------
               SPECIALTY STORES (0.2%)
        2,200  Regis Corp.  (b)                                               60
        1,400  Tractor Supply Co.  *(b)                                       59
                                                                 ---------------
                                                                             119
                                                                 ---------------
               TIRES & RUBBER (0.2%)
        7,400  Goodyear Tire & Rubber Co.  *(b)                              113
                                                                 ---------------
               Total Consumer Discretionary                                5,272
                                                                 ---------------

               CONSUMER STAPLES (6.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
        2,700  Bunge Ltd.  (b)                                               171
       18,000  Wilmar International Ltd.  (a),(b)                             32
                                                                 ---------------
                                                                             203
                                                                 ---------------
               BREWERS (0.1%)
          786  Heineken Holding N.V.  (a),(b)                                 31
        1,500  Kirin Holdings Co. Ltd.  (a),(b)                               20
                                                                 ---------------
                                                                              51
                                                                 ---------------
================================================================================
3  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.1%)
          200  Baron De Ley, S.A.  *(a),(b)                       $           13
        3,245  Diageo plc  (a),(b)                                            55
                                                                 ---------------
                                                                              68
                                                                 ---------------
               DRUG RETAIL (0.0%)
          300  Cawachi Ltd.  (a),(b)                                           6
          600  CVS Caremark Corp.  (b)                                        20
                                                                 ---------------
                                                                              26
                                                                 ---------------
               FOOD DISTRIBUTORS (0.3%)
        8,396  AWB "B"  (a),(b)                                               19
        7,200  Sysco Corp.  (b)                                              222
                                                                 ---------------
                                                                             241
                                                                 ---------------
               FOOD RETAIL (0.5%)
           55  Colruyt S.A.  (a),(b)                                          14
        7,300  Kroger Co.  (b)                                               200
        1,200  Lawson, Inc.  (a),(b)                                          56
       13,440  Tesco plc  (a),(b)                                             93
          774  Woolworths Ltd.  (a),(b)                                       17
                                                                 ---------------
                                                                             380
                                                                 ---------------
               HOUSEHOLD PRODUCTS (1.4%)
        3,200  Colgate-Palmolive Co.  (b)                                    241
          150  Henkel AG & Co. KGaA  (a),(b)                                   5
        8,800  Procter & Gamble Co.  (b)                                     613
          931  Reckitt Benckiser plc  (a),(b)                                 45
          600  Unicharm Corp.  (a),(b)                                        46
                                                                 ---------------
                                                                             950
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
        2,600  BJ's Wholesale Club, Inc.  *(b)                               101
          800  Costco Wholesale Corp.  (b)                                    52
        6,300  Wal-Mart Stores, Inc.  (b)                                    377
        1,454  Wesfarmers Ltd.  (a),(b)                                       33
                                                                 ---------------
                                                                             563
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.0%)
        3,800  General Mills, Inc.  (b)                                      261
        2,600  H.J. Heinz Co.  (b)                                           130
           17  Lindt & Spruengli  (a),(b)                                     41
        3,536  Nestle S.A.  (a),(b)                                          153
        2,000  Nippon Meat Packers, Inc.  (a),(b)                             30
        2,859  Unilever plc  (a),(b)                                          78
                                                                 ---------------
                                                                             693
                                                                 ---------------
               SOFT DRINKS (0.9%)
       10,700  Pepsi Bottling Group, Inc.  (b)                               312
          800  PepsiAmericas, Inc.  (b)                                       17
        4,200  PepsiCo, Inc.  (b)                                            299
                                                                 ---------------
                                                                             628
                                                                 ---------------
               TOBACCO (1.0%)
       10,400  Altria Group, Inc.  (b)                                       206
        2,145  British America Tobacco plc  (a),(b)                           70
        2,040  Imperial Tobacco Group plc  (a),(b)                            66
        6,800  Philip Morris International, Inc.  (b)                        327
          400  Swedish Match  (a),(b)                                          7
                                                                 ---------------
                                                                             676
                                                                 ---------------
               Total Consumer Staples                                      4,479
                                                                 ---------------
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               ENERGY (9.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
          600  Arch Coal, Inc.  (b)                              $            20
        1,300  Foundation Coal Holdings, Inc.  (b)                            46
          500  Massey Energy Co.  (b)                                         18
                                                                 ---------------
                                                                              84
                                                                 ---------------
               INTEGRATED OIL & GAS (5.2%)
        2,966  BG Group plc  (a),(b)                                          54
       22,596  BP plc  (a),(b)                                               188
        6,300  Chevron Corp.  (b)                                            520
        5,800  ConocoPhillips  (b)                                           425
        3,659  ENI S.p.A.  (a),(b)                                            97
       10,400  Exxon Mobil Corp.  (b)                                        808
        2,900  Hess Corp.  (b)                                               238
        7,100  Marathon Oil Corp.  (b)                                       283
        2,700  Murphy Oil Corp.  (b)                                         173
        4,400  Occidental Petroleum Corp.  (b)                               310
          600  OMV AG  (a),(b)                                                25
          928  Repsol YPF S.A.  (a),(b)                                       27
        3,795  Royal Dutch Shell plc "A"  (a),(b)                            110
        4,350  Royal Dutch Shell plc "B"  (a),(b)                            123
        2,100  Statoil ASA  (a),(b)                                           50
        2,642  Total S.A.  (a),(b)                                           159
                                                                 ---------------
                                                                           3,590
                                                                 ---------------
               OIL & GAS DRILLING (0.3%)
        6,500  Parker Drilling Co.  *(b)                                      52
          800  Seadrill Ltd.  (a),(b)                                         16
          900  Transocean, Inc.  *(b)                                         99
          800  Unit Corp.  *(b)                                               40
                                                                 ---------------
                                                                             207
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
          800  Schlumberger Ltd.  (b)                                         62
          618  Smith International, Inc.  (b)                                 36
          100  Technip S.A.  (a),(b)                                           6
                                                                 ---------------
                                                                             104
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.7%)
        1,600  Apache Corp.  (b)                                             167
        2,300  Callon Petroleum Co.  *(b)                                     41
        4,800  Cimarex Energy Co.  (b)                                       235
        1,100  Clayton Williams Energy, Inc.  *(b)                            78
        1,000  Comstock Resources, Inc.  *(b)                                 50
        7,300  Encore Acquisition Co.  *(b)                                  305
          500  EOG Resources, Inc.  (b)                                       45
        7,500  Mariner Energy, Inc.  *(b)                                    154
        5,700  Noble Energy, Inc.  (b)                                       317
        1,200  Penn Virginia Corp.  (b)                                       64
        3,000  Plains Exploration & Production Co.  *(b)                     105
        1,000  Southwestern Energy Co.  *(b)                                  30
        2,300  Swift Energy Co.  *(b)                                         89
        5,700  W&T Offshore, Inc.  (b)                                       156
          922  Woodside Petroleum Ltd.  (a),(b)                               38
                                                                 ---------------
                                                                           1,874
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
        5,000  Nippon Oil Corp  (a),(b)                                       25
================================================================================
5  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        2,500  Showa Shell Sekiyu K.K.  (a),(b)                  $            24
                                                                 ---------------
                                                                              49
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
        2,000  El Paso Corp.  (b)                                             26
        4,400  Frontline Ltd.  (b)                                           211
        2,100  Spectra Energy Corp.  (b)                                      50
        7,000  Williams Companies, Inc.  (b)                                 166
                                                                 ---------------
                                                                             453
                                                                 ---------------
               Total Energy                                                6,361
                                                                 ---------------

               FINANCIALS (14.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
          576  3i Group plc  (a),(b)                                           7
        1,900  Ameriprise Financial, Inc.  (b)                                73
        4,300  Apollo Investment Corp.  (b)                                   73
        6,000  Bank of New York Mellon Corp.  (b)                            195
        1,655  Man Group plc  (a),(b)                                         10
        1,600  Northern Trust Corp.  (b)                                     116
          200  Ratos AB  (a),(b)                                               5
            8  Secured Capital Japan Co., Ltd.  (a),(b)                        7
        4,900  State Street Corp.  (b)                                       279
          600  T. Rowe Price Group, Inc.  (b)                                 32
        1,100  Waddell & Reed Financial, Inc. "A"  (b)                        27
                                                                 ---------------
                                                                             824
                                                                 ---------------
               CONSUMER FINANCE (0.1%)
        1,000  AIFUL Corp.  (a), (b)                                           8
        1,100  Cash America International, Inc.  (b)                          39
        2,700  Credit Saison Co. Ltd.  (a),(b)                                44
                                                                 ---------------
                                                                              91
                                                                 ---------------
               DIVERSIFIED BANKS (3.1%)
        6,408  Alliance & Leicester plc  (a),(b)                              31
        3,186  Australia and New Zealand Banking Group Ltd. (a),(b)           49
        4,171  Banco Bilbao Vizcaya Argentaria S.A.  (a),(b)                  68
          429  Banco Espirito Santo S.A.  (a),(b)                              5
          895  Banco Popolare  (a), (b)                                       14
        7,839  Banco Santander S.A.  (a),(b)                                 119
       10,398  Barclays plc  (a),(b)                                          63
          923  BNP Paribas S.A.  (a),(b)                                      89
       12,000  Chuo Mitsui Trust Holdings, Inc.  (a),(b)                      64
        1,729  Commerzbank AG  (a),(b)                                        26
        2,648  Credit Agricole S.A.  (a),(b)                                  51
        2,800  Danske Bank A/S  (a),(b)                                       67
        3,700  DBS Group Holdings Ltd.  (a),(b)                               44
          934  Dexia  (a),(b)                                                 10
        3,500  DnB NOR ASA  (a),(b)                                           27
          318  Erste Bank der Oesterreichischen Sparkassen AG (a),(b)         16
        3,700  Foreningssparbanken AB  (a),(b)                                49
       17,125  HBOS plc  (a),(b)                                              39
        8,726  HSBC Holdings plc  (a),(b)                                    141
          400  KBC Groep N.V.  (a),(b)                                        35
       14,603  Lloyds TSB Group plc  (a),(b)                                  61
        1,800  Mitsubishi UFJ Financial Group, Inc.  (a),(b)                  16
            5  Mizuho Financial Group, Inc.  (a),(b)                          22
        2,459  National Australia Bank Ltd.  (a),(b)                          50
       23,775  Royal Bank of Scotland Group plc  (a),(b)                      79
          517  Societe Generale  (a),(b)                                      47
          343  St. George Bank Ltd.  (a),(b)                                   8
        6,300  U.S. Bancorp  (b)                                             227
================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       16,983  UniCredito Italiano S.p.A.  (a),(b)               $            63
        3,000  United Overseas Bank Ltd.  (a),(b)                             35
       12,900  Wells Fargo & Co.  (b)                                        484
        1,693  Westpac Banking Corp.  (a),(b)                                 30
                                                                 ---------------
                                                                           2,129
                                                                 ---------------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
          420  Credit Suisse Group  (a),(b)                                   20
        1,033  Deutsche Bank AG  (a),(b)                                      74
        1,000  UBS AG  *(a),(b)                                               17
                                                                 ---------------
                                                                             111
                                                                 ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
        5,000  Chinese Estates Holdings Ltd.  (a),(b)                          6
        5,000  Henderson Land Development Co. Ltd.  (a),(b)                   23
        2,000  Nomura Real Estate Holdings, Inc.  (a),(b)                     48
        4,000  Wheelock & Co. Ltd.  (a),(b)                                    7
                                                                 ---------------
                                                                              84
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (1.1%)
        2,000  BinckBank N.V.  (a),(b)                                        15
        3,100  Charles Schwab Corp.  (b)                                      80
        2,500  Goldman Sachs Group, Inc.  (b)                                320
          350  Macquarie Group Ltd.  (a),(b)                                  11
          569  Mediobanca S.p.A.  (a),(b)                                      8
        4,900  Morgan Stanley  (b)                                           113
        2,200  optionsXpress Holdings, Inc.  (b)                              43
        1,200  Piper Jaffray Co., Inc.  *(b)                                  52
        4,300  Raymond James Financial, Inc.  (b)                            142
                                                                 ---------------
                                                                             784
                                                                 ---------------
               LIFE & HEALTH INSURANCE (1.1%)
        5,192  Aegon N.V.  (a),(b)                                            46
        2,600  AFLAC, Inc.  (b)                                              153
          300  CNP Assurances  (a),(b)                                        34
        4,000  Friends Provident  (a),(b)                                      7
       12,000  Legal & General Group plc  (a),(b)                             22
        4,300  MetLife, Inc.  *(b)                                           241
        3,500  Old Mutual plc  (a),(b)                                         5
        5,300  Phoenix Companies, Inc.  (b)                                   49
          500  Protective Life Corp.  (b)                                     14
        1,300  Prudential Financial, Inc.  (b)                                93
        4,928  Prudential plc  (a),(b)                                        45
        2,510  Standard Life plc  (a),(b)                                     11
                                                                 ---------------
                                                                             720
                                                                 ---------------
               MULTI-LINE INSURANCE (0.8%)
          435  Allianz Holding AG  (a),(b)                                    60
          500  Assurant, Inc.  (b)                                            27
        7,547  Aviva plc  (a),(b)                                             66
        1,605  AXA S.A.  (a),(b)                                              52
        4,800  Hartford Financial Services Group, Inc.  (b)                  197
        5,200  Horace Mann Educators Corp.  (b)                               67
          360  Zurich Financial Services AG  (a),(b)                         100
                                                                 ---------------
                                                                             569
                                                                 ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
          453  Corporacion Financiera Alba S.A.  (a),(b)                      19
        2,356  IFI-Istituto Finanziario Industriale S.p.A.  *(a),(b)          26
        5,747  IFIL-Investments S.p.A  (a),(b)                                26
        3,600  Investor AB  (a),(b)                                           67
================================================================================
7  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
          400  Jardine Matheson Holdings Ltd.  (a),(b)           $            10
                                                                 ---------------
                                                                             148
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
       10,000  Bank of America Corp.  (b)                                    350
        6,500  Citigroup, Inc.  (b)                                          133
        3,922  Fortis  (a),(b)                                                25
        1,876  ING Groep N.V.  (a),(b)                                        41
        9,900  JPMorgan Chase & Co.  (b)                                     462
                                                                 ---------------
                                                                           1,011
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
          300  Allied World Assurance Co. Holdings Ltd.  (b)                  11
        1,900  Argo Group International Holdings Ltd.  *(b)                   70
        3,500  First American Corp.  (b)                                     103
        1,900  Millea Holdings, Inc.  (a),(b)                                 69
        6,500  Progressive Corp.  (b)                                        113
                                                                 ---------------
                                                                             366
                                                                 ---------------
               REAL ESTATE OPERATING COMPANIES (0.0%)
        1,544  Atrium European Real Estate Ltd.  *(a),(b)                     12
                                                                 ---------------
               REGIONAL BANKS (1.6%)
        7,000  77th Bank Ltd.  (a),(b)                                        35
        2,600  Capital City Bank Group, Inc.  (b)                             82
        6,200  Colonial BancGroup, Inc.  (b)                                  49
        2,300  Community Trust Bancorp, Inc.  (b)                             79
        3,000  East West Bancorp, Inc.  (b)                                   41
        7,500  Guaranty Bancorp  *(b)                                         46
        4,300  Harleysville National Corp.  (b)                               73
        2,600  Independent Bank Corp.  (b)                                    81
        2,600  Pacwest Bancorp  (b)                                           74
        3,200  PNC Financial Services Group, Inc.  (b)                       239
           40  Resona Holdings, Inc.  (a),(b)                                 53
        6,400  South Financial Group, Inc.  (b)                               47
        3,700  StellarOne Corp.  (b)                                          76
        8,100  TrustCo Bank Corp. NY  (b)                                     95
                                                                 ---------------
                                                                           1,070
                                                                 ---------------
               REINSURANCE (0.5%)
        1,512  Hannover Rueckversicherungs  (a),(b)                           55
        3,200  Max Capital Group Ltd.  (b)                                    74
        4,700  Montpelier Re Holdings Ltd.  (b)                               78
        1,122  Novae Group plc  (a),(b)                                        6
        1,500  Reinsurance Group of America, Inc. "A"  (b)                    81
          518  SCOR SE  (a),(b)                                               10
          892  Swiss Re  (a),(b)                                              50
                                                                 ---------------
                                                                             354
                                                                 ---------------
               REITS - DIVERSIFIED (0.2%)
        8,700  CapLease, Inc.  (b)                                            69
          700  Vornado Realty Trust  (b)                                      64
                                                                 ---------------
                                                                             133
                                                                 ---------------
               REITS - INDUSTRIAL (0.5%)
          200  AMB Property Corp.  (b)                                         9
        9,900  DCT Industrial Trust, Inc.  (b)                                74
        4,200  First Potomac Realty Trust  (b)                                72
       25,678  Macquarie Goodman Group  (a),(b)                               52
       12,200  Monmouth Real Estate Investment Corp. "A"  (b)                 95
        1,600  ProLogis  (b)                                                  66
                                                                 ---------------
                                                                             368
                                                                 ---------------
================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REITS - MORTGAGE (0.0%)
          700  iStar Financial, Inc.  (b)                         $            2
                                                                 ---------------
               REITS - OFFICE (0.2%)
          500  Boston Properties, Inc.  (b)                                   47
        8,000  Macquarie Office Trust Ltd.  (a),(b)                            5
        2,300  Parkway Properties, Inc.  (b)                                  87
                                                                 ---------------
                                                                             139
                                                                 ---------------
               REITS - RESIDENTIAL (0.3%)
          900  Apartment Investment & Management Co. "A"  (b)                 32
          400  AvalonBay Communities, Inc.  (b)                               39
          300  Camden Property Trust  (b)                                     14
        1,400  Equity Residential Properties Trust  (b)                       62
        4,300  Sun Communities, Inc.  (b)                                     85
                                                                 ---------------
                                                                             232
                                                                 ---------------
               REITS - RETAIL (0.4%)
          100  Federal Realty Investment Trust  (b)                            9
          700  Kimco Realty Corp.  (b)                                        26
          500  Regency Centers Corp.  (b)                                     33
          800  Simon Property Group, Inc.  (b)                                78
          200  Unibail-Rodamco  (a),(b)                                       41
        4,000  Urstadt Biddle Properties, Inc. "A"  (b)                       75
          600  Weingarten Realty Investors  (b)                               21
                                                                 ---------------
                                                                             283
                                                                 ---------------
               REITS - SPECIALIZED (0.2%)
          600  HCP, Inc.  (b)                                                 24
        1,800  Host Hotels & Resorts, Inc.  (b)                               24
          300  Public Storage  (b)                                            30
        2,200  Universal Health Realty Income Trust  (b)                      85
                                                                 ---------------
                                                                             163
                                                                 ---------------
               SPECIALIZED FINANCE (0.1%)
        2,500  CIT Group, Inc.  (b)                                           18
          600  NASDAQ OMX Group, Inc.  *(b)                                   18
        3,100  PHH Corp.  *(b)                                                41
                                                                 ---------------
                                                                              77
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
        6,000  Astoria Financial Corp.  (b)                                  124
        9,700  Hudson City Bancorp, Inc.  (b)                                179
        5,700  Provident New York Bancorp  (b)                                75
        4,200  Sovereign Bancorp, Inc.  (b)                                   17
                                                                 ---------------
                                                                             395
                                                                 ---------------
               Total Financials                                           10,065
                                                                 ---------------

               HEALTH CARE (9.4%)
               ------------------
               BIOTECHNOLOGY (2.0%)
          600  Actelion Ltd.  *(a),(b)                                        31
        2,100  Alnylam Pharmaceuticals, Inc.  *(b)                            61
        6,800  Amgen, Inc.  *(b)                                             403
        1,300  Celgene Corp.  *(b)                                            82
        1,600  Cubist Pharmaceuticals, Inc.  *(b)                             36
       11,500  Enzon Pharmaceuticals, Inc.  *(b)                              85
        1,200  Genentech, Inc.  *(b)                                         106
        5,500  Gilead Sciences, Inc.  *(b)                                   251
          169  Grifola SA  (a),(b)                                             4
        5,700  Onyx Pharmaceuticals, Inc.  *(b)                              206
        4,100  Regeneron Pharmaceuticals, Inc.  *(b)                          89
================================================================================
9  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
          400  United Therapeutics Corp.  *(b)                    $           42
                                                                 ---------------
                                                                           1,396
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
        3,500  McKesson Corp.  (b)                                           189
          600  Suzuken Co. Ltd.  (a),(b)                                      18
                                                                 ---------------
                                                                             207
                                                                 ---------------
               HEALTH CARE EQUIPMENT (1.4%)
        5,500  Baxter International, Inc.  (b)                               361
        1,700  Becton, Dickinson and Co.  (b)                                137
          100  C.R. Bard, Inc.  (b)                                           10
          100  Intuitive Surgical, Inc.  *(b)                                 24
        3,600  Medtronic, Inc.  (b)                                          180
        1,100  NuVasive, Inc.  *(b)                                           54
        2,200  Quidel Corp.  *(b)                                             36
        1,200  St. Jude Medical, Inc.  *(b)                                   52
           20  Straumann Holding AG  (a),(b)                                   6
          566  Synthes, Inc.  (a),(b)                                         78
          800  Terumo Corp.  (a),(b)                                          41
          100  Varian Medical Systems, Inc.  *(b)                              6
                                                                 ---------------
                                                                             985
                                                                 ---------------
               HEALTH CARE FACILITIES (0.7%)
        5,100  Community Health Systems, Inc.  *(b)                          150
        4,100  Health Management Associates, Inc. "A"  *(b)                   17
        2,400  HealthSouth Corp.  *(b)                                        44
        3,900  LifePoint Hospitals, Inc.  *(b)                               125
        1,700  Psychiatric Solutions, Inc.  *(b)                              65
          900  Universal Health Services, Inc. "B"  (b)                       50
                                                                 ---------------
                                                                             451
                                                                 ---------------
               HEALTH CARE SERVICES (0.4%)
        3,100  Express Scripts, Inc.  *(b)                                   229
          600  Medco Health Solutions, Inc.  *(b)                             27
                                                                 ---------------
                                                                             256
                                                                 ---------------
               HEALTH CARE SUPPLIES (0.1%)
        1,700  Immucor Corp.  *(b)                                            54
                                                                 ---------------
               MANAGED HEALTH CARE (0.6%)
        9,700  Aetna, Inc.  (b)                                              350
        1,500  Centene Corp.  *(b)                                            31
          900  WellPoint, Inc.  *(b)                                          42
                                                                 ---------------
                                                                             423
                                                                 ---------------
               PHARMACEUTICALS (3.9%)
        2,500  Abbott Laboratories  (b)                                      144
          600  Astellas Pharma, Inc.  (a),(b)                                 25
        1,947  AstraZeneca plc  (a),(b)                                       85
        4,000  Bristol-Myers Squibb Co.  (b)                                  83
        6,900  Cypress Bioscience, Inc.  *(b)                                 51
        4,200  Eli Lilly and Co.  (b)                                        185
        5,366  GlaxoSmithKline plc  (a),(b)                                  116
        7,200  Johnson & Johnson  (b)                                        499
        2,900  Medicines Co.  *(b)                                            67
        6,700  Medicis Pharmaceutical Corp. "A"  (b)                         100
        7,300  Merck & Co., Inc.  (b)                                        230
        3,000  Mitsubishi Tanabe Pharma Corp.  (a),(b)                        41
        3,095  Novartis AG  (a),(b)                                          162
          800  Novo Nordisk A/S  (a),(b)                                      41
          600  Perrigo Co. (b)                                                23
       24,500  Pfizer, Inc.  (b)                                             452
================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
          306  Roche Holdings AG  (a),(b)                         $           48
        2,171  Sanofi-Aventis S.A.  (a),(b)                                  143
        3,100  Schering-Plough Corp.  (b)                                     57
        2,923  Shire Ltd.  (a),(b)                                            46
        1,500  Takeda Pharmaceutical Co. Ltd.  (a),(b)                        76
        7,700  VIVUS, Inc.  *(b)                                              61
                                                                 ---------------
                                                                           2,735
                                                                 ---------------
               Total Health Care                                           6,507
                                                                 ---------------

               INDUSTRIALS (9.7%)
               ------------------
               AEROSPACE & DEFENSE (1.9%)
        7,998  Bae Systems plc  (a),(b)                                       59
        1,400  Boeing Co.  (b)                                                80
          900  Ceradyne, Inc.  *(b)                                           33
        1,400  Curtiss-Wright Corp.  (b)                                      64
        4,010  European Aeronautic Defense and Space Co. N.V. (a),(b)         69
        5,300  General Dynamics Corp.  (b)                                   390
          100  Goodrich Corp.  (b)                                             4
        2,700  Hexcel Corp.  *(b)                                             37
        4,100  Honeywell International, Inc.  (b)                            170
        1,300  L-3 Communications Holdings, Inc.  (b)                        128
        1,000  Lockheed Martin Corp.  (b)                                    110
        1,000  Northrop Grumman Corp.  (b)                                    61
          960  Rolls-Royce Group plc  *(a),(b)                                 6
        2,300  United Technologies Corp.  (b)                                138
                                                                 ---------------
                                                                           1,349
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
        1,500  Hub Group, Inc. "A"  *(b)                                      56
                                                                 ---------------
               AIRLINES (0.5%)
        4,900  AMR Corp.  *(b)                                                48
       19,800  Southwest Airlines Co.  (b)                                   287
        4,400  UAL Corp.  (b)                                                 39
                                                                 ---------------
                                                                             374
                                                                 ---------------
               BUILDING PRODUCTS (0.1%)
        3,000  Asahi Glass Co. Ltd.  (a),(b)                                  27
        1,800  Insteel Industries, Inc.  (b)                                  24
        5,000  Nippon Sheet Glass Co. Ltd.  (a),(b)                           26
                                                                 ---------------
                                                                              77
                                                                 ---------------
               COMMERCIAL PRINTING (0.1%)
        3,500  Deluxe Corp.  (b)                                              50
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
        2,900  EMCOR Group, Inc.  *(b)                                        76
          900  Fluor Corp.  (b)                                               50
        1,100  Foster Wheeler Ltd.  *(b)                                      40
        1,600  Granite Construction, Inc.  (b)                                57
        3,000  JGC Corp.  (a),(b)                                             47
          226  Koninklijke Boskalis Westminster N.V.  (a),(b)                 11
        1,000  Northwest Pipe Co.  *(b)                                       44
        1,400  Perini Corp.  *(b)                                             36
                                                                 ---------------
                                                                             361
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
        1,000  AGCO Corp.  *(b)                                               43
        3,000  Caterpillar, Inc.  (b)                                        179
          900  Cummins, Inc.  (b)                                             39
          700  Komatsu Ltd.  (a),(b)                                          11
================================================================================
11 |  GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        5,100  Manitowoc Co., Inc.  (b)                           $           79
          300  PACCAR, Inc.  (b)                                              11
        2,000  Scania AB  (a),(b)                                             25
        7,000  SembCorp Marine Ltd.  (a),(b)                                  15
        1,300  Westinghouse Air Brake Technologies Corp.  (b)                 67
                                                                 ---------------
                                                                             469
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
        1,000  American Superconductor Corp.  *(b)                            23
        1,300  Belden, Inc.  (b)                                              41
        3,300  Emerson Electric Co.  (b)                                     135
          700  Energy Conversion Devices, Inc.  *(b)                          41
          100  First Solar, Inc.  *(b)                                        19
        2,000  Furukawa Electric Co., Ltd.  (a),(b)                            9
        4,700  GrafTech International Ltd.  *(b)                              71
          200  Hubbell, Inc. "B"  (b)                                          7
          669  Prysmian S.p.A.  (a),(b)                                       13
          700  Schneider Electric S.A.  (a),(b)                               61
        1,300  Woodward Governor Co. (b)                                      46
                                                                 ---------------
                                                                             466
                                                                 ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
        1,661  ABB Ltd.  *(a),(b)                                             32
          554  Alstom S.A.  (a),(b)                                           42
        2,000  DAIHEN Corp.  (a),(b)                                           7
        1,000  Mitsubishi Electric Corp.  (a),(b)                              7
          450  Vestas Wind Systems A/S  *(a),(b)                              39
                                                                 ---------------
                                                                             127
                                                                 ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
       17,428  Macquarie Infrastructure Group  (a),(b)                        33
                                                                 ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
        2,000  Manpower, Inc.  (b)                                            86
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.0%)
          200  3M Co.  (b)                                                    14
       17,300  General Electric Co.  (b)                                     441
        7,000  Hutchison Whampoa Ltd.  (a),(b)                                53
        3,000  NWS Holdings Ltd.  (a),(b)                                      5
          776  Siemens AG  (a),(b)                                            73
        1,600  Walter Industries, Inc.  (b)                                   76
          650  Wendel  (a),(b)                                                52
                                                                 ---------------
                                                                             714
                                                                 ---------------
               INDUSTRIAL MACHINERY (1.4%)
        2,100  Actuant Corp. "A"  (b)                                         53
          600  Alfa Laval AB  (a),(b)                                          6
        5,200  Atlas Copco AB  (a),(b)                                        60
        5,000  Boart Longyear Group  (a),(b)                                   5
        1,200  CIRCOR International, Inc.  (b)                                52
        1,900  CLARCOR, Inc.  (b)                                             72
        3,000  Flowserve Corp.  (b)                                          266
        3,500  Gardner Denver, Inc.  *(b)                                    121
        2,500  Invensys plc  *(a),(b)                                          9
          802  MAN AG  (a),(b)                                                54
       11,000  Mitsubishi Heavy Industries Ltd.  (a),(b)                      47
        5,200  Mueller Water Products, Inc. "A"  (b)                          47
        1,100  Nordson Corp.  (b)                                             54
        2,000  NSK Ltd.  (a),(b)                                              12
        1,600  Parker-Hannifin Corp.  (b)                                     85
================================================================================
                                                 Portfolio of Investments  |  12

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
          242  Vallourec S.A.  (a),(b)                           $            53
                                                                 ---------------
                                                                             996
                                                                 ---------------
               MARINE (0.3%)
        2,500  Kirby Corp.  *(b)                                              95
        7,000  Mitsui O.S.K. Lines Ltd.  (a),(b)                              61
        9,000  Neptune Orient Lines Ltd.  (a),(b)                             12
        7,000  Nippon Yusen Kabushiki Kaisha  (a),(b)                         45
        4,000  Pacific Basin Shipping Ltd.  (a),(b)                            3
          700  TBS International Ltd. "A"  *(b)                                9
                                                                 ---------------
                                                                             225
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        1,800  Brady Corp. "A"  (b)                                           63
        2,000  HNI Corp.  (b)                                                 51
                                                                 ---------------
                                                                             114
                                                                 ---------------
               RAILROADS (0.3%)
          400  Burlington Northern Santa Fe Corp.  (b)                        37
        2,600  CSX Corp.  (b)                                                142
          300  Union Pacific Corp. (b)                                        21
                                                                 ---------------
                                                                             200
                                                                 ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
          180  Bureau Veritas S.A.  (a),(b)                                    9
        1,200  CoStar Group, Inc.  *(b)                                       55
                                                                 ---------------
                                                                              64
                                                                 ---------------
               SECURITY & ALARM SERVICES (0.3%)
        2,600  Brink's Co.  (b)                                              159
        2,503  G4S plc  (a),(b)                                                9
                                                                 ---------------
                                                                             168
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
        9,000  Itochu Corp.  (a),(b)                                          54
        9,000  Marubeni Corp.  (a),(b)                                        41
        2,400  Mitsubishi Corp.  (a),(b)                                      50
        2,000  Noble Group Ltd.  (a),(b)                                       2
        3,500  Sumitomo Corp.  (a),(b)                                        33
       11,300  United Rentals, Inc.  *(b)                                    172
                                                                 ---------------
                                                                             352
                                                                 ---------------
               TRUCKING (0.6%)
        6,500  Ryder System, Inc.  (b)                                       403
          384  Sixt AG  (a),(b)                                                8
        2,500  YRC Worldwide, Inc.  *(b)                                      30
                                                                 ---------------
                                                                             441
                                                                 ---------------
               Total Industrials                                           6,722
                                                                 ---------------

               INFORMATION TECHNOLOGY (10.4%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
        2,200  Adobe Systems, Inc.  *(b)                                      87
        1,100  Blackboard, Inc.  *(b)                                         44
        2,100  Compuware Corp.  *(b)                                          20
        1,300  Concur Technologies, Inc.  *(b)                                50
        2,300  Fair Isaac Corp.  (b)                                          53
        2,900  Informatica Corp.  *(b)                                        38
        7,000  Lawson Software Americas, Inc.  *(b)                           49
        3,700  Parametric Technology Corp.  *(b)                              68
        1,922  SAP AG  (a),(b)                                               103
================================================================================
13  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        7,400  TIBCO Software, Inc.  *(b)                        $            54
                                                                 ---------------
                                                                             566
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.2%)
        1,800  Avocent Corp.  *(b)                                            37
        2,300  Bel Fuse, Inc. "B"  (b)                                        65
       11,100  Cisco Systems, Inc.  *(b)                                     250
        6,700  Corning, Inc.  (b)                                            105
        3,600  Foundry Networks, Inc.  *(b)                                   66
        3,661  Nokia Oyj  (a),(b)                                             68
        3,000  Polycom, Inc.  *(b)                                            69
        1,900  QUALCOMM, Inc.  (b)                                            82
       18,700  Sycamore Networks, Inc.  *(b)                                  60
        3,400  Tekelec  *(b)                                                  48
                                                                 ---------------
                                                                             850
                                                                 ---------------
               COMPUTER HARDWARE (1.9%)
        2,200  Apple, Inc.  *(b)                                             250
       10,400  Hewlett-Packard Co.  (b)                                      481
        4,900  International Business Machines Corp.  (b)                    573
        9,500  Isilon Systems, Inc.  *(b)                                     42
                                                                 ---------------
                                                                           1,346
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
        2,800  Intermec, Inc.  *(b)                                           55
        2,300  Lexmark International, Inc. "A"  *(b)                          75
        1,100  Mitsumi Electric Co. Ltd.  (a),(b)                             28
          500  Seiko Epson Corp.  (a),(b)                                     11
        8,000  Western Digital Corp.  *(b)                                   171
                                                                 ---------------
                                                                             340
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
        1,400  Alliance Data Systems Corp.  *(b)                              89
        3,000  Broadridge Financial Solutions, Inc.  (b)                      46
        2,900  Computer Sciences Corp.  *(b)                                 116
        4,006  Computershare Ltd.  (a),(b)                                    30
        2,500  CSG Systems International, Inc.  *(b)                          44
          100  MasterCard, Inc. "A"  (b)                                      18
        4,000  Visa, Inc. "A"  (b)                                           245
        1,200  Western Union Co. (b)                                          30
                                                                 ---------------
                                                                             618
                                                                 ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
        3,600  Electro Scientific Industries, Inc.  *(b)                      51
        5,000  Hitachi Ltd.  (a),(b)                                          35
        4,000  Nippon Electric Glass Co. Ltd.  (a),(b)                        36
        2,000  Osaki Electric Co., Ltd.  (a),(b)                               9
        6,000  Yaskawa Electric Corp.  (a),(b)                                34
                                                                 ---------------
                                                                             165
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
       28,900  Jabil Circuit, Inc.  (b)                                      276
        1,300  Multi-Fineline Electronix, Inc.  *(b)                          19
                                                                 ---------------
                                                                             295
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
        5,600  Activision Blizzard, Inc.  *(b)                                87
          200  Nintendo Co. Ltd.  (a),(b)                                     83
                                                                 ---------------
                                                                             170
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.8%)
        2,300  Ariba, Inc.  *(b)                                              33
================================================================================
                                                 Portfolio of Investments  |  14

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        1,000  Digital River, Inc.  *(b)                         $            32
        4,400  eBay, Inc.  *(b)                                               98
          700  Google, Inc. "A"  *(b)                                        280
        1,700  VistaPrint Ltd.  *(b)                                          56
        3,500  Yahoo!, Inc.  *(b)                                             61
                                                                 ---------------
                                                                             560
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.6%)
        2,600  Accenture Ltd. "A"  (b)                                        99
        1,400  CACI International, Inc.  *(b)                                 70
        2,000  Gartner, Inc.  *(b)                                            45
       19,359  LogicaCMG plc  (a),(b)                                         38
        6,700  SAIC, Inc.  *(b)                                              136
                                                                 ---------------
                                                                             388
                                                                 ---------------
               OFFICE ELECTRONICS (0.0%)
          700  Canon, Inc.  (a),(b)                                           26
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
        3,400  Cohu, Inc.  (b)                                                54
        8,900  Entegris, Inc.  *(b)                                           43
        2,100  Fei Co.  *(b)                                                  50
          200  MEMC Electronic Materials, Inc.  *(b)                           5
        2,900  MKS Instruments, Inc.  *(b)                                    58
                                                                 ---------------
                                                                             210
                                                                 ---------------
               SEMICONDUCTORS (0.9%)
        1,900  Analog Devices, Inc.  (b)                                      50
        1,400  Atheros Communications, Inc.  *(b)                             33
        1,400  Broadcom Corp. "A"  *(b)                                       26
        6,800  Exar Corp.  *(b)                                               52
        4,500  Integrated Device Technology, Inc.  *(b)                       35
       13,700  Intel Corp.  (b)                                              257
        2,400  Microsemi Corp.  *(b)                                          61
        5,400  PMC-Sierra, Inc.  *(b)                                         40
        3,600  Texas Instruments, Inc.  (b)                                   78
                                                                 ---------------
                                                                             632
                                                                 ---------------
               SYSTEMS SOFTWARE (1.2%)
        2,400  MICROS Systems, Inc.  *(b)                                     64
       25,800  Microsoft Corp.  (b)                                          689
        2,200  Sybase, Inc.  *(b)                                             67
        1,500  Symantec Corp.  *(b)                                           29
                                                                 ---------------
                                                                             849
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.4%)
        2,500  Arrow Electronics, Inc.  *(b)                                  65
        7,100  Avnet, Inc.  *(b)                                             175
                                                                 ---------------
                                                                             240
                                                                 ---------------
               Total Information Technology                                7,255
                                                                 ---------------

               MATERIALS (4.0%)
               ----------------
               DIVERSIFIED CHEMICALS (0.7%)
        8,100  Ashland, Inc.  (b)                                            237
        1,200  BASF AG  (a),(b)                                               57
          899  Bayer AG  (a),(b)                                              66
        3,300  Hercules, Inc.  (b)                                            65
        2,000  Olin Corp.  (b)                                                39
                                                                 ---------------
                                                                             464
                                                                 ---------------
================================================================================
15  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DIVERSIFIED METALS & MINING (0.4%)
          399  Anglo American Capital plc  (a),(b)               $            13
        4,234  BHP Billiton Ltd.  (a),(b)                                    109
        2,339  BHP Billiton plc  (a),(b)                                      53
          719  Eurasian Natural Resources Corp. plc  (a),(b)                   7
          669  Rio Tinto Ltd.  (a),(b)                                        46
          882  Rio Tinto plc  (a),(b)                                         55
                                                                 ---------------
                                                                             283
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
        1,700  CF Industries Holdings, Inc.  (b)                             156
        4,300  Incitec Pivot Ltd.  (a),(b)                                    18
          788  K+S AG  (a),(b)                                                55
          700  Monsanto Co.  (b)                                              69
        1,000  Mosaic Co.  (b)                                                68
        2,000  Nufarm Ltd.  (a),(b)                                           24
          214  Syngenta AG  (a),(b)                                           45
        5,600  Terra Industries, Inc.  (b)                                   165
        1,360  Yara International ASA  (a),(b)                                48
                                                                 ---------------
                                                                             648
                                                                 ---------------
               GOLD (0.0%)
       13,700  Coeur d'Alene Mines Corp.  *(b)                                21
                                                                 ---------------
               INDUSTRIAL GASES (0.1%)
          800  Air Products & Chemicals, Inc.  (b)                            55
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.3%)
        4,700  Owens-Illinois, Inc.  *(b)                                    138
        7,679  Rexam plc  (a),(b)                                             54
                                                                 ---------------
                                                                             192
                                                                 ---------------
               PAPER PRODUCTS (0.1%)
        2,262  Mondi plc  (a),(b)                                             10
        6,700  Wausau Paper Corp.  (b)                                        68
                                                                 ---------------
                                                                              78
                                                                 ---------------
               SPECIALTY CHEMICALS (0.1%)
        1,291  Koninklijke DSM N.V.  (a),(b)                                  61
        1,800  W.R. Grace & Co.  *(b)                                         27
           40  Wacker Chemie AG  (a),(b)                                       6
                                                                 ---------------
                                                                              94
                                                                 ---------------
               STEEL (1.4%)
        1,500  AK Steel Holding Corp.  (b)                                    39
        1,939  ArcelorMittal ADR  (a),(b)                                     97
        1,400  Commercial Metals Co.  (b)                                     23
        2,400  JFE Holdings, Inc.  (a),(b)                                    75
          600  Maruichi Steel Tube Ltd.  (a),(b)                              16
        8,000  Nippon Steel Corp.  (a),(b)                                    30
          600  Nucor Corp.  (b)                                               24
        2,961  Onesteel Ltd.  (a),(b)                                         11
        4,600  Reliance Steel & Aluminum Co.  (b)                            175
          300  Salzgitter AG  (a),(b)                                         30
        9,000  Steel Dynamics, Inc.  (b)                                     154
        1,439  ThyssenKrupp AG  (a),(b)                                       43
        1,700  U.S. Steel Corp.  (b)                                         132
          924  voestalpine AG  (a),(b)                                        29
        3,400  Worthington Industries, Inc. (b)                               51
                                                                 ---------------
                                                                             929
                                                                 ---------------
               Total Materials                                             2,764
                                                                 ---------------
================================================================================
                                                 Portfolio of Investments  |  16

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (2.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
        2,524  Cable & Wireless plc  (a),(b)                     $             8
        3,500  tw telecom, inc.  *(b)                                         36
                                                                 ---------------
                                                                              44
                                                                 ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
       11,700  AT&T, Inc.  (b)                                               327
       25,324  BT Group plc  (a),(b)                                          73
       13,100  Cincinnati Bell, Inc.  *(b)                                    40
        3,800  Embarq Corp.  (b)                                             154
        3,710  France Telecom S.A.  (a),(b)                                  104
           19  Nippon Telegraph & Telephone Corp.  (a),(b)                    85
          112  Swisscom AG  (a),(b)                                           33
        5,000  Telecom Italia S.p.A.  (a),(b)                                  7
       26,324  Telecom Italia S.p.A.  (a),(b)                                 30
        5,248  Telefonica S.A.  (a),(b)                                      125
        1,000  Teliasonera AB  (a),(b)                                         6
        9,926  Telstra Corp. Ltd.  (a),(b)                                    33
       17,700  Verizon Communications, Inc.  (b)                             568
        4,900  Windstream Corp. (b)                                           54
                                                                 ---------------
                                                                           1,639
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
           15  KDDI Corp.  (a),(b)                                            84
          450  Millicom International Cellular S.A.  (a),(b)                  31
            4  NTT DoCoMo, Inc.  (a),(b)                                       6
          500  U.S. Cellular Corp.  *(b)                                      24
       48,959  Vodafone Group plc  (a),(b)                                   108
                                                                 ---------------
                                                                             253
                                                                 ---------------
               Total Telecommunication Services                            1,936
                                                                 ---------------

               UTILITIES (3.0%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
        4,900  American Electric Power Co., Inc.  (b)                        181
        2,800  Central Vermont Public Service Corp.  (b)                      66
        3,101  E.ON AG  (a),(b)                                              157
        6,300  Edison International  (b)                                     251
        5,000  Empire District Electric Co.  (b)                             107
       11,060  Enel S.p.A.  (a),(b)                                           92
          200  Entergy Corp. (b)                                              18
          300  Exelon Corp. (b)                                               19
          600  FirstEnergy Corp.  (b)                                         40
          556  Fortum Oyj  (a),(b)                                            19
        5,000  Hong Kong Electric Holdings  Ltd.  (a),(b)                     31
        5,710  Iberdrola S.A.  (a),(b)                                        58
          662  Oest Elektrizitats  (a),(b)                                    41
          387  Scottish & Southern Energy plc  (a),(b)                        10
        1,000  Tokyo Electric Power Co., Inc.  (a),(b)                        25
                                                                 ---------------
                                                                           1,115
                                                                 ---------------
               GAS UTILITIES (0.5%)
          900  Energen Corp.  (b)                                             41
        1,543  Gas Natural SDG S.A.  (a),(b)                                  57
          450  Gaz de France S.A.  (a),(b)                                    24
        5,000  ONEOK, Inc.  (b)                                              172
        2,400  UGI Corp. (b)                                                  62
                                                                 ---------------
                                                                             356
                                                                 ---------------
================================================================================
17  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        1,100  Electric Power Development Co. Ltd.  (a),(b)      $            35
        1,300  Iberdrola Renewables S.A.  *(a),(b)                             6
        1,201  International Power plc  (a),(b)                                8
                                                                 ---------------
                                                                              49
                                                                 ---------------
               MULTI-UTILITIES (0.4%)
        1,100  CenterPoint Energy, Inc. (b)                                   16
        1,800  Dominion Resources, Inc. (b)                                   77
          479  National Grid plc  (a),(b)                                      6
          300  PG&E Corp. (b)                                                 11
          982  RWE AG  (a),(b)                                                95
        1,900  Sempra Energy  (b)                                             96
                                                                 ---------------
                                                                             301
                                                                 ---------------
               WATER UTILITIES (0.4%)
        3,800  Connecticut Water Service, Inc.  (b)                          110
        4,900  Middlesex Water Co.  (b)                                       85
        7,600  Southwest Water Co.  (b)                                       97
                                                                 ---------------
                                                                             292
                                                                 ---------------
               Total Utilities                                             2,113
                                                                 ---------------
               Total Common Stocks (cost: $59,155)                        53,474
                                                                 ---------------

    PRINCIPAL
      AMOUNT
     $(000)/
      SHARES
  -----------

               PREFERRED SECURITIES (0.2%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.0%)
           50  Porsche AG  (a),(b)                                             6
                                                                 ---------------

               FINANCIALS (0.2%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
         $200  White Mountains Re Group, 7.51%, perpetual  (b),(c)           132
                                                                 ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
               U.S. GOVERNMENT (0.0%)
        6,000  Fannie Mae, 8.25%, perpetual  (b),(d)*                         12
        6,000  Freddie Mac, 8.38%, perpetual  (b),(d)*                        10
                                                                 ---------------
                                                                              22
                                                                 ---------------
               Total U.S. Government                                          22
                                                                 ---------------
               Total Preferred Securities (cost: $366)                       160
                                                                 ---------------

       NUMBER
    OF SHARES
   ----------

               EXCHANGE-TRADED FUNDS (8.1%)
      131,750  iShares MSCI Emerging Markets Index Fund  (b)               4,549

================================================================================
                                                 Portfolio of Investments  |  18

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        9,535  SPDR Trust Series 1  (b)                           $        1,106
                                                                 ---------------
               Total Exchange-Traded Funds (cost: $6,608)                  5,655
                                                                 ---------------

               COMMINGLED FUNDS (4.8%)

      193,899  Deutsche I Gap Investment Trust "B" , acquired
                 8/01/08; cost: $3,750*(e)                                 3,316
                                                                 ---------------
               Total Equity Securities
               (cost: $69,879)                                            62,605
                                                                 ---------------

    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
        (000)  SECURITY                                      RATE         MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               BONDS (2.5%)

               CORPORATE OBLIGATIONS (2.0%)

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
       $  200  Enterprise Products Operating LP (b)         7.03%         1/15/2068                   162
          200  TEPPCO Partners, LP (b)                      7.00          6/01/2067                   168
                                                                                          ---------------
                                                                                                      330
                                                                                          ---------------
               Total Energy                                                                           330
                                                                                          ---------------

               FINANCIALS (1.3%)
               -----------------
               CONSUMER FINANCE (0.1%)
          200  General Motors Acceptance Corp. (b)          6.75         12/01/2014                    77
                                                                                          ---------------
               DIVERSIFIED BANKS (0.6%)
          200  National City Bank (b)                       4.25          1/29/2010                   130
          200  USB Capital IX (b)                           6.19                  -(f)                 98
          200  Wells Fargo Capital XV (b)                   9.75                  -(f)                194
                                                                                          ---------------
                                                                                                      422
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
          200  American International Group, Inc.(b),(c)    8.18          5/15/2058                    32
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
          200  JPMorgan Chase & Co. (b)                     7.90                  -(f)                169
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
          200  Countrywide Financial Corp. (b)              5.00         12/15/2009                   183
                                                                                          ---------------
               Total Financials                                                                       883
                                                                                          ---------------

               UTILITIES (0.2%)
               ----------------
               GAS UTILITIES (0.2%)
          200  Enbridge Energy Partners, LP (b)             8.05         10/01/2037                   170
                                                                                          ---------------
               Total Corporate Obligations(cost: $1,710)                                            1,383
                                                                                          ---------------
=========================================================================================================
19  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
        (000)  SECURITY                                      RATE         MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       $  200  Lloyds TSB Group plc (b),(c)                 6.27%                 -(f)      $         150
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
          200  Credit Agricole S.A. (b),(c)                 6.64                  -(f)                135
                                                                                          ---------------
               Total Financials                                                                       285
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $318)                                   285
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.1%)

               BONDS (0.1%)
           80  1.52%, 10/16/2008 (h) (cost:  $80)                                                      80
                                                                                          ---------------

               Total Bonds (cost: $2,108)                                                           1,748
                                                                                          ---------------

    NUMBER OF
       SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.0%)

               MONEY MARKET FUNDS (3.0%)
    2,039,050  State Street Institutional Liquid Reserves,
                 2.40%  (g), (i) (cost: $2,039)                                                     2,039
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $74,026)                                        $          66,392
                                                                                          ===============

       NUMBER
 OF CONTRACTS
---------------------------------------------------------------------------------------------------------


               PURCHASED OPTIONS (4.0%)
          124  Put  - On Russell 2000 Index expiring November 22, 2008 at 660                         371
        1,960  Put  - On iShares MSCI EAFE Index expiring December 20, 2008 at 55                     539
        1,317  Put  - On iShares MSCI Emerging Markets Index expiring December 20, 2008
                 at 31                                                                                309
          300  Put  - On S&P 500 Index expiring November 22,2008 at 1150                            1,589
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
                (COST: $2,515)                                                          $           2,808
                                                                                          ===============


               WRITTEN OPTIONS (0.1%)
         (124) Call  - On Russell 2000 Index expiring October 18, 2008 at 800                          (6)
         (300) Call  - On S&P 500 Index expiring October 18, 2008 at 1325                             (41)
       (1,960) Call  - On iShares MSCI EAFE Index expiring October 18, 2008 at 66                     (10)

================================================================================
                                                 Portfolio of Investments  |  20

================================================================================

SEPTEMBER 30, 2008 (UNAUDITED)

                                                                         MARKET
       NUMBER                                                             VALUE
 OF CONTRACTS  SECURITY                                                   (000)
-------------------------------------------------------------------------------
       (1,317) Call  - On iShares MSCI Emerging Markets Index
                 expiring October 18, 2008 at 44                $           (14)
                                                                 --------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $479)                        $           (70)
                                                                 ==============


================================================================================
21  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund commenced operations on July 31, 2008.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.
================================================================================
                                        Notes to Portfolio of Investments  |  22

================================================================================

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157) clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.
================================================================================
23  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================
SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                Investments in                           Other Financial
Valuation Inputs                                                    Securities   Purchased Options          Instruments*
----------------------------------------------------------- ------------------- ------------------- ---------------------
Level 1 - Quoted Prices                                            $50,751,000          $2,808,000             $(67,000)
Level 2 - Other Significant Observable Inputs                       15,641,000                   -                     -
Level 3 - Significant Unobservable Inputs                                    -                   -                     -
----------------------------------------------------------- ------------------- ------------------- ---------------------
Total                                                              $66,392,000          $2,808,000             $(67,000)
----------------------------------------------------------- ------------------- ------------------- ---------------------

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's liabilities carried at fair value:

Valuation Inputs                                             Written Options
----------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $(70,000)
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
----------------------------------------------------------------------------
Total                                                              $(70,000)
----------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin
================================================================================
                                        Notes to Portfolio of Investments  |  24

================================================================================

deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is, the difference between the agreed upon price that the Fund must pay to the buyer upon expiration of the put and the value, which could be zero, of the index value at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its
================================================================================
25  |  USAA GLOBAL OPPORTUNITIES FUND

================================================================================

instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when- issued commitments as of September 30, 2008.

G. As of September 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $1,650,000 and $8,582,000, respectively, resulting in net unrealized depreciation of $6,932,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $69,474,000 at September 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.6% of net assets at September 30, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        iShares - exchange-traded  funds, managed by Barclays Global Fund
               Advisors,  that  represent  a  portfolio  of stocks  designed  to closely track a specific  market index.  iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
================================================================================
                                        Notes to Portfolio of Investments  |  26

================================================================================

SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
               (AMEX).


SPECIFIC NOTES


(a) Security was fair valued at September 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) At September 30, 2008, a portion of this security is segregated to cover the value of outstanding written call options.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2008, was $3,316,000, which represented 4.8% of the Fund's net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Rate represents the money market fund annualized seven-day yield at September 30, 2008.
(h) Security with a value of $80,000 is segregated as collateral for initial margin requirements on open futures contracts.
(i) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2008, as shown in the following table:


                                                                                       VALUE AT                   UNREALIZED
        TYPE OF FUTURE               EXPIRATION     CONTRACTS    POSITION     TRADE DATE   SEPTEMBER 30, 2008   DEPRECIATION
        --------------------------------------------------------------------------------------------------------------------
        S&P 500 E Mini Futures     December 2008       16          Long       $1,002,000         $935,000        $ (67,000)

*       Non-income-producing security.

================================================================================
27  |  USAA GLOBAL OPPORTUNITIES FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.